Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K,
we are providing the following information about the relationship between executive “Compensation Actually Paid” (or “CAP”), as defined by SEC rules, and certain of our financial performance metrics. For further information concerning our variable pay-for-
performance
philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (loss) (in thousands)	Adjusted EBITDA (in thousands)
					Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	$ 9,961,301	$ 9,385,055	$4,553,823	$4,443,844	$50.68	$165.38	$ 244,023	$ 697,336

2024	$13,150,935	$12,829,377	$5,797,761	$4,154,737	$62.51	$130.88	$ 329,375	$ 459,975

2023	$12,168,119	$12,923,834	$2,162,215	$2,272,428	$77.21	$121.92	$ (69,782)	$ 478,270

2022	$ 6,989,522	$ 6,989,522	$2,552,653	$2,473,719	$33.43	$ 86.36	$ 931,858	$ 282,402

2021	$ 7,808,350	$ 7,808,350	$3,874,197	$3,787,729	$53.55	$108.23	$1,568,400	$1,418,337
Column (b)
. Reflects compensation amounts reported in the “Summary Compensation Table” or “SCT” for our Principal Executive Officer or “PEO,” Mat Ishbia, for the respective years shown.
Column (c)
. CAP for our CEO in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in column (b), as determined in accordance with SEC rules. The dollar amounts reflected in column (c) for 2022 do not reflect any adjustment amounts, as our CEO, Mr. Ishbia, did not have any outstanding stock awards prior to 2023. For information regarding decisions made by our Compensation Committee with respect to the CEO’s compensation for each of 2025, 2024, 2023, 2022 and 2021, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the 2025 annual meeting of stockholders.
Column (d)
. The
non-CEO
named executive officers included in the average figures shown for 2025 were Andrew Hubacker, Rami Hasani, Melinda Wilner, Alex Elezaj and Laura Lawson. The
non-CEO
named executive officers included in the average figures shown for 2023 and 2024 were Andrew Hubacker, Melinda Wilner, Alex Elezaj and Laura Lawson. The
non-CEO
named executive officers included in the average figures shown for 2021 and 2022 were Tim Forrester, Melinda Wilner, Alex Elezaj and Laura Lawson. In June 2022, Mr. Forrester commenced a leave of absence for health reasons, at which time the Board designated Andrew Hubacker to serve as our interim principal financial officer. As such, Mr. Hubacker is also included in the average figures shown for 2022.
Column (e)
. Average CAP for our
non-CEO
NEOs in 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. Each of our non-CEO
NEOs received an equity award in 2025, 2024 and 2023. However, in 2022, Mr. Hubacker was the only non-CEO
NEO to receive an award of restricted stock units, which was granted following his designation as interim principal financial officer. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-CEO
NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-CEO
NEOs’ compensation for each of 2025, 2024, 2023, 2022 and 2021, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the 2025 annual meeting of stockholders.
Column (f)
. For the relevant fiscal year, the TSR of UWMC was determined based on the value of an initial fixed investment of $100, as of January 21, 2021, including the reinvestment of any dividends, through December 31st of each of 2021, 2022, 2023, 2024 and 2025, respectively.
Column (g)
. For the relevant fiscal year, the TSR of Dow Jones U.S. Mortgage Finance Index (the “Industry Index”) was determined based on the value of an initial fixed investment of $100, as of January 21, 2021, including the reinvestment of any dividends, through December 31st of each of 2021, 2022, 2023, 2024 and 2025, respectively.
Column (h)
. Reflects “Net Income” in our consolidated income statements included in our Annual Reports on
Form 10-K
for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
Column (i)
. Company-selected Measure is Adjusted EBITDA, which is described below.

Year	2021	2022	2023	2024	2025

Non-CEO NEOs	See column (d) note

Average SCT Total Compensation ($)	3,874,197	2,552,653	2,162,215	5,797,761	4,553,823

Less: Stock Award Values Reported in SCT for the Covered Year ($)	(366,188)	(10,800)	(84,424)	3,882,032	2,878,137

Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	279,720	9,930	135,246	2,253,572	3,031,143

Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	—	(48,474)	44,832	(1,067)	(248,994)

Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	—	(29,589)	14,558	(13,497)	(13,990)

Compensation Actually Paid ($)	$3,787,729	$2,473,719	$2,272,428	$4,154,737	$4,443,844

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The
non-CEO
named executive officers included in the average figures shown for 2025 were Andrew Hubacker, Rami Hasani, Melinda Wilner, Alex Elezaj and Laura Lawson. The
non-CEO
named executive officers included in the average figures shown for 2023 and 2024 were Andrew Hubacker, Melinda Wilner, Alex Elezaj and Laura Lawson. The
non-CEO
	named executive officers included in the average figures shown for 2021 and 2022 were Tim Forrester, Melinda Wilner, Alex Elezaj and Laura Lawson. In June 2022, Mr. Forrester commenced a leave of absence for health reasons, at which time the Board designated Andrew Hubacker to serve as our interim principal financial officer. As such, Mr. Hubacker is also included in the average figures shown for 2022.
Peer Group Issuers, Footnote	For the relevant fiscal year, the TSR of Dow Jones U.S. Mortgage Finance Index (the “Industry Index”) was determined based on the value of an initial fixed investment of $100, as of January 21, 2021, including the reinvestment of any dividends, through December 31st of each of 2021, 2022, 2023, 2024 and 2025, respectively.
PEO Total Compensation Amount	$ 9,961,301	$ 13,150,935	$ 12,168,119	$ 6,989,522	$ 7,808,350
PEO Actually Paid Compensation Amount	9,385,055	12,829,377	12,923,834	6,989,522	7,808,350
Non-PEO NEO Average Total Compensation Amount	4,553,823	5,797,761	2,162,215	2,552,653	3,874,197
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,443,844	4,154,737	2,272,428	2,473,719	3,787,729
Adjustment to Non-PEO NEO Compensation Footnote

Year	2021	2022	2023	2024	2025

Non-CEO NEOs	See column (d) note

Average SCT Total Compensation ($)	3,874,197	2,552,653	2,162,215	5,797,761	4,553,823

Less: Stock Award Values Reported in SCT for the Covered Year ($)	(366,188)	(10,800)	(84,424)	3,882,032	2,878,137

Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	279,720	9,930	135,246	2,253,572	3,031,143

Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	—	(48,474)	44,832	(1,067)	(248,994)

Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	—	(29,589)	14,558	(13,497)	(13,990)

Compensation Actually Paid ($)	$3,787,729	$2,473,719	$2,272,428	$4,154,737	$4,443,844

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Listed below are the financial and
non-financial
performance measures which in our assessment represent the most important performance measures we used for 2025 to link CAP to our named executive officers to our performance.

Measure	Nature	Explanation

Adjusted EBITDA	Financial measure
Non-GAAP
financial measure calculated as earnings before interest expense on non-funding
debt, provision for income taxes, depreciation and amortization, stock-based compensation expense, the change in fair value of MSRs due to valuation inputs or assumptions, the impact of non-cash
deferred compensation expense, the change in fair value of the Public and Private Warrants, the change in the Tax Receivable Agreement liability, change in fair value of retained investment securities and acquisition-related expenses. We use Adjusted EBITDA to evaluate our operating performance, and it is one of the measures used by our management for planning and forecasting future periods.

Gain Margin	Financial Measure	Financial measure calculated as total loan production income divided by total loan origination volume for the applicable period.

Cost Per Loan	Financial Measure	Financial measure for per unit costs to originate calculated as total origination expense divided by closed loans for the applicable period.

Total Purchase Loan Production	Non-financial performance measure	Operational metric calculated as total purchase loan production volume.

Broker Channel Growth	Non-financial performance measure	Operational metric for growth in the number of new loan officers and unique real estate agents closing a loan with a broker.

Loan Defect Rate	Non-financial performance measure	Operational metric of percentage of loan defects discovered within total loans originated.

Net Promoter Score	Non-financial performance measure	Operational metric for measuring client satisfaction based on average monthly scores of regular surveys.

Total Shareholder Return Amount	$ 50.68	62.51	77.21	33.43	53.55
Peer Group Total Shareholder Return Amount	165.38	130.88	121.92	86.36	108.23
Net Income (Loss)	$ 244,023,000	$ 329,375,000	$ (69,782,000)	$ 931,858,000	$ 1,568,400,000
Company Selected Measure Amount	697,336,000	459,975,000	478,270,000	282,402,000	1,418,337,000
PEO Name	Mat Ishbia
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
Non-GAAP
financial measure calculated as earnings before interest expense on non-funding
debt, provision for income taxes, depreciation and amortization, stock-based compensation expense, the change in fair value of MSRs due to valuation inputs or assumptions, the impact of non-cash
	deferred compensation expense, the change in fair value of the Public and Private Warrants, the change in the Tax Receivable Agreement liability, change in fair value of retained investment securities and acquisition-related expenses. We use Adjusted EBITDA to evaluate our operating performance, and it is one of the measures used by our management for planning and forecasting future periods.
Measure:: 2
Pay vs Performance Disclosure
Name	Gain Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Cost Per Loan
Measure:: 4
Pay vs Performance Disclosure
Name	Total Purchase Loan Production
Measure:: 5
Pay vs Performance Disclosure
Name	Broker Channel Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Loan Defect Rate
Measure:: 7
Pay vs Performance Disclosure
Name	Net Promoter Score
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,878,137)	$ (3,882,032)	$ (84,424)	$ (10,800)	$ (366,188)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,031,143	2,253,572	135,246	9,930	279,720
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,994)	(1,067)	44,832	(48,474)	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,990)	$ (13,497)	$ 14,558	$ (29,589)	$ 0